DEFERRED INITIAL PUBLIC OFFERING COSTS	12 Months Ended
Dec. 31, 2019
6. DEFERRED INITIAL PUBLIC OFFERING COSTS

Deferred offering costs consisted principally of legal, underwriting, and other professional service expenses in connection with the Initial Public Offering (the “IPO”) of the Company’s ordinary shares. As of December 31, 2019 and 2018, the Company capitalized $649,451 and $Nil of deferred offering costs. Such costs will be deferred until the closing of the IPO, at which time the deferred costs will be offset against the offering proceeds. The Company completed its IPO in May 2020 (see Note 15).